General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
General and Administrative Expenses [Abstract]
Salaries and other related benefits	$ 7,835,747	$ 6,311,194
Insurance expense	484,607	506,880
Provision for employees’ end of service benefit	383,981	441,484
Rent and related charges	303,164	444,580
Depreciation of property and equipment (note 9)	248,153	248,865
License fees	225,114	224,779
Provision for expected credit losses	161,491	196,953
Travel expenses	94,039	161,956
Other expenses	86,441	127,032
Utilities	59,987	54,826
Depreciation of rights-of-use assets	55,356	60,540
Write-off receivables	8,375	4,699
Amortization of intangible assets (note 10)	7,642	35,383
Total	$ 9,960,204	$ 8,819,171